Expenses by Nature	12 Months Ended
Mar. 31, 2019
Expense By Nature [Abstract]
Expenses by Nature

2.11 Expenses by nature

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Employee benefit costs	6,468	6,034	5,612
Depreciation and amortization charges (Refer to Note 2.7 and 2.8)	287	289	254
Travelling costs	348	310	333
Cost of technical sub-contractors	860	666	571
Cost of software packages for own use	133	138	118
Third party items bought for service delivery to clients	231	152	120
Operating lease payments (Refer to Note 2.15)	83	82	73
Consultancy and professional charges	189	162	114
Communication costs	67	76	82
Repairs and maintenance	188	174	191
Rates and Taxes	27	25	22
Provision for post-sales client support	—	22	12
Power and fuel	32	32	34
Commission to non-whole time directors	1	1	2
Branding and marketing expenses	69	47	51
Impairment loss recognized/(reversed) under expected credit loss model	35	11	21
Insurance charges	10	9	8
Contribution towards Corporate Social Responsibility	38	24	34
Others	37	26	36
Total cost of sales, selling and marketing expenses and administrative expenses	9,103	8,280	7,688

Operating profit

Operating profit for the Group is computed considering the revenues, net of cost of sales, selling and marketing expenses and administrative expenses.